Stockholders' Equity (Deficit) - Public Warrants (Details) - $ / shares		3 Months Ended	9 Months Ended
	Aug. 26, 2021	Sep. 30, 2021	Sep. 30, 2021
Warrants term		10 years	10 years
Warrants to purchase common stock
Warrants Exercised			(32,961)
Public Warrants
Warrants term	5 years
Number of days warrants become exercisable after the completion of merger	30 days
Fair Value per Share on Closing Date	$ 2.80
Warrants Exercised		0